UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	3-31

Date of reporting period:	6-30-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Capital Preservation Fund

June 30, 2011

Capital Preservation – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY BILLS(1) — 65.6%
U.S. Treasury Bills, 0.00%, 7/7/11	$ 125,000,000	$ 124,999,896
U.S. Treasury Bills, 0.07%, 7/14/11	35,000,000	34,999,103
U.S. Treasury Bills, 0.03%, 7/21/11	425,000,000	424,993,425
U.S. Treasury Bills, 0.02%, 7/28/11	370,000,000	369,995,500
U.S. Treasury Bills, 0.01%, 8/4/11	325,000,000	324,998,158
U.S. Treasury Bills, 0.00%, 8/18/11	200,000,000	199,998,667
U.S. Treasury Bills, 0.02%, 8/25/11	145,000,000	144,996,677
U.S. Treasury Bills, 0.03%, 9/1/11	243,000,000	242,987,383
U.S. Treasury Bills, 0.02%, 9/29/11	20,000,000	19,999,012
TOTAL U.S. TREASURY BILLS		1,887,967,821
U.S. TREASURY NOTES(1) — 24.2%
U.S. Treasury Notes, 1.00%, 7/31/11	50,000,000	50,029,205
U.S. Treasury Notes, 4.625%, 8/31/11	163,000,000	164,224,501
U.S. Treasury Notes, 1.00%, 9/30/11	80,000,000	80,174,220
U.S. Treasury Notes, 4.50%, 9/30/11	50,000,000	50,532,036
U.S. Treasury Notes, 4.625%, 10/31/11	25,000,000	25,364,095
U.S. Treasury Notes, 1.75%, 11/15/11	15,000,000	15,083,952
U.S. Treasury Notes, 0.75%, 11/30/11	4,000,000	4,010,938
U.S. Treasury Notes, 4.50%, 11/30/11	60,000,000	61,050,931
U.S. Treasury Notes, 1.125%, 12/15/11	105,000,000	105,388,839
U.S. Treasury Notes, 1.125%, 1/15/12	50,000,000	50,219,203
U.S. Treasury Notes, 0.875%, 1/31/12	60,000,000	60,246,094
U.S. Treasury Notes, 1.375%, 2/15/12	10,000,000	10,062,859
U.S. Treasury Notes, 4.50%, 4/30/12	20,000,000	20,714,379
TOTAL U.S. TREASURY NOTES		697,101,252
TOTAL INVESTMENT SECURITIES — 89.8%		2,585,069,073
OTHER ASSETS AND LIABILITIES — 10.2%(2)		294,670,103
TOTAL NET ASSETS — 100.0%		$2,879,739,176

Notes to Schedule of Investments

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Category includes amounts related to net securities sold, but not settled as of the period end.

Capital Preservation – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of June 30, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,585,069,073

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ginnie Mae Fund

June 30, 2011

Ginnie Mae – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 99.9%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.5%
GNMA, VRN, 1.75%, 1/2/12 to 4/1/12	$ 39,637,996	$ 40,753,803
GNMA, VRN, 2.13%, 1/2/12	6,588,080	6,794,979
GNMA, VRN, 2.50%, 10/3/11	7,514,732	7,789,245
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 96.4%
GNMA, 4.00%, settlement date 7/15/11(2)	100,000,000	101,812,500
GNMA, 4.50%, settlement date 7/15/11(2)	8,000,000	8,442,496
GNMA, 5.00%, settlement date 7/15/11(2)	15,000,000	16,253,910
GNMA, 4.00%, 12/20/39 to 11/20/40	73,125,978	74,436,763
GNMA, 4.50%, 7/15/33 to 5/20/41(3)	265,488,440	280,999,695
GNMA, 5.00%, 6/15/33 to 6/20/40(3)	381,490,814	415,697,574
GNMA, 5.50%, 4/15/33 to 1/20/40(3)	326,481,513	360,561,603
GNMA, 6.00%, 7/20/16 to 2/20/39(3)	167,857,473	186,413,301
GNMA, 6.50%, 6/15/23 to 11/15/38(3)	42,778,665	48,717,909
GNMA, 7.00%, 5/15/17 to 12/20/29(3)	8,047,524	9,369,561
GNMA, 7.25%, 4/15/23 to 6/15/23(3)	57,048	66,136
GNMA, 7.50%, 6/15/13 to 11/15/31(3)	6,414,816	7,521,236
GNMA, 7.65%, 6/15/16 to 12/15/16(3)	72,638	77,425
GNMA, 7.75%, 11/15/22 to 6/20/23(3)	50,413	58,805
GNMA, 7.77%, 4/15/20 to 6/15/20(3)	157,486	182,147
GNMA, 7.85%, 9/20/22(3)	30,124	35,177
GNMA, 7.89%, 9/20/22(3)	13,320	15,572
GNMA, 7.98%, 6/15/19(3)	53,157	58,445
GNMA, 8.00%, 2/20/17 to 7/20/30(3)	1,857,684	2,179,115
GNMA, 8.15%, 2/15/21(3)	54,290	64,018
GNMA, 8.25%, 10/20/16 to 2/15/22(3)	433,002	496,568
GNMA, 8.35%, 11/15/20(3)	34,049	40,134
GNMA, 8.50%, 1/20/13 to 12/15/30(3)	1,517,154	1,789,878
GNMA, 8.75%, 1/15/17 to 7/15/27(3)	143,005	165,063
GNMA, 9.00%, 7/20/15 to 1/15/25(3)	956,045	1,101,785
GNMA, 9.25%, 9/15/16 to 3/15/25(3)	200,469	231,607
GNMA, 9.50%, 5/15/16 to 7/20/25(3)	409,279	479,477
GNMA, 9.75%, 8/15/17 to 11/20/21(3)	65,421	75,685
GNMA, 10.00%, 3/15/16 to 1/15/22(3)	36,757	40,646
GNMA, 10.25%, 2/15/19(3)	7,460	7,525
GNMA, 10.50%, 3/15/14 to 4/20/19(3)	54,100	57,727
GNMA, 11.00%, 2/15/16 to 6/15/20(3)	31,379	35,767
GNMA, 11.25%, 2/20/16(3)	1,671	1,900
GNMA, 11.50%, 5/15/13 to 10/20/18(3)	3,430	3,546
GNMA, 12.00%, 12/15/12(3)	1,564	1,578
GNMA, 12.25%, 2/15/14(3)	2,346	2,369
GNMA, 12.50%, 11/20/13 to 12/15/13(3)	5,637	5,692
GNMA, 13.00%, 12/15/12 to 8/15/15(3)	30,078	30,480
GNMA, 13.50%, 10/15/12 to 8/15/14(3)	12,100	12,258
GNMA, 13.75%, 8/15/14(3)	3,468	3,507

Ginnie Mae – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/Shares	Value

GNMA, 14.50%, 10/15/12 to 12/15/12(3)	$ 4,074	$ 4,118
GNMA, 15.00%, 2/15/12 to 9/15/12(3)	2,661	2,693
TOTAL FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES		1,517,553,391

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $1,498,501,206)		1,572,891,418
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 6.8%
GNMA, Series 1998-6, Class FA, VRN, 0.70%, 7/18/11, resets monthly off the 1-month LIBOR plus 0.51% with a cap of 9.00%(3)	2,809,932	2,817,620
GNMA, Series 1998-17, Class F, VRN, 0.69%, 7/18/11, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 9.00%(3)	344,105	345,171
GNMA, Series 2000-22, Class FG, VRN, 0.39%, 7/18/11, resets monthly off the 1-month LIBOR plus 0.20% with a cap of 10.00%(3)	125,430	125,286
GNMA, Series 2001-59, Class FD, VRN, 0.69%, 7/18/11, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	1,609,024	1,618,475
GNMA, Series 2001-62, Class FB, VRN, 0.69%, 7/18/11, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	3,235,730	3,251,527
GNMA, Series 2002-13, Class FA, VRN, 0.69%, 7/18/11, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	1,842,945	1,850,840
GNMA, Series 2002-24, Class FA, VRN, 0.69%, 7/18/11, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	3,265,963	3,277,495
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.54%, 7/20/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 9.00%(3)	1,002,102	1,002,521
GNMA, Series 2002-31, Class FW, VRN, 0.59%, 7/18/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 8.50%(3)	1,022,098	1,024,510
GNMA, Series 2003-42, Class FW, VRN, 0.54%, 7/20/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.00%(3)	1,639,915	1,643,482
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32(3)	17,650,000	19,069,771
GNMA, Series 2003-66, Class HF, VRN, 0.64%, 7/20/11, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%	3,138,365	3,162,532
GNMA, Series 2003-85, Class A SEQ, 4.50%, 9/20/27	3,467	3,467
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(3)	22,223,224	24,192,053
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.44%, 7/18/11, resets monthly off the 1-month LIBOR plus 0.25% with a cap of 7.50%(3)	2,194,908	2,199,249
GNMA, Series 2007-5, Class FA, VRN, 0.33%, 7/20/11, resets monthly off the 1-month LIBOR plus 0.14% with no caps of 7.50%	18,503,928	18,411,288
GNMA, Series 2009-45, Class AB, 5.00%, 12/20/29	2,640,740	2,663,331
GNMA, Series 2009-45, Class PA, 4.50%, 1/16/31	9,195,878	9,651,472
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	10,000,000	10,445,817
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $102,118,278)		106,755,907
TEMPORARY CASH INVESTMENTS — 1.0%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)	3,884,827	3,884,827
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $4,549,157), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $4,446,161)		4,446,161

Ginnie Mae – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Value

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $3,780,375), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $3,705,134)	3,705,134
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $4,535,567), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $4,446,160)
$ 4,446,160
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $16,482,282)	16,482,282
TOTAL INVESTMENT SECURITIES — 107.7%
(Cost $1,617,101,766)	1,696,129,607
OTHER ASSETS AND LIABILITIES — (7.7)%	(121,896,869)
TOTAL NET ASSETS — 100.0%	$1,574,232,738

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
226	U.S. Long Bond	September 2011	$27,805,063	$(138,227)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
693	U.S. Treasury 2-Year Notes	September 2011	$152,005,219	$(391,372)

Notes to Schedule of Investments
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment.
(3)	Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $306,320,000.

Ginnie Mae – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities,  evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio hold

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$1,572,891,418	–
U.S. Government Agency Collateralized Mortgage Obligations	–	106,755,907	–
Temporary Cash Investments	$3,884,827	12,597,455	–
Total Value of Investment Securities	$3,884,827	$1,692,244,780	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(529,599)	–	–

Ginnie Mae – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,617,101,766
Gross tax appreciation of investments	$80,940,254
Gross tax depreciation of investments	(1,912,413)
Net tax appreciation (depreciation) of investments	$79,027,841

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Government Bond Fund

June 30, 2011

Government Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 45.1%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.3%
FNMA, VRN, 5.78%, 9/3/12(2)	$ 1,894,706	$ 2,024,956
GNMA, VRN, 1.75%, 10/3/11	2,711,159	2,793,478
GNMA, VRN, 1.75%, 1/2/12	1,272,970	1,309,713
GNMA, VRN, 2.125%, 1/2/12	1,933,597	1,994,321
GNMA, VRN, 2.25%, 1/2/12	1,631,705	1,684,784
GNMA, VRN, 2.50%, 1/2/12	1,773,297	1,833,051
GNMA, VRN, 1.75%, 4/2/12	4,052,017	4,165,595
		15,805,898
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 43.8%
FHLMC, 4.50%, 1/1/19(2)	2,097,959	2,241,657
FHLMC, 5.00%, 5/1/23(2)	12,134,132	13,089,809
FHLMC, 5.50%, 10/1/34(2)	2,954,972	3,214,098
FHLMC, 5.50%, 4/1/38(2)	31,195,179	33,769,884
FHLMC, 4.00%, 12/1/40	3,525,156	3,528,426
FHLMC, 4.00%, 4/1/41	14,945,804	14,978,348
FHLMC, 6.50%, 7/1/47(2)	129,047	144,870
FNMA, 4.50%, settlement date 7/15/11(3)	30,000,000	31,031,250
FNMA, 6.00%, settlement date 7/15/11(3)	18,200,000	19,991,572
FNMA, 6.50%, settlement date 7/15/11(3)	15,170,000	17,177,658
FNMA, 4.50%, 6/1/18	1,221,430	1,306,808
FNMA, 4.50%, 5/1/19(2)	6,234,242	6,668,071
FNMA, 5.00%, 9/1/20(2)	634,989	686,191
FNMA, 4.50%, 11/1/20	556,112	594,810
FNMA, 6.50%, 3/1/32(2)	360,543	410,367
FNMA, 7.00%, 6/1/32(2)	377,812	437,649
FNMA, 6.50%, 8/1/32(2)	458,847	522,256
FNMA, 5.50%, 7/1/33(2)	4,862,877	5,295,389
FNMA, 5.00%, 11/1/33(2)	25,723,399	27,483,972
FNMA, 5.50%, 8/1/34	19,422,588	21,137,925
FNMA, 5.50%, 9/1/34(2)	1,045,711	1,138,064
FNMA, 5.50%, 10/1/34(2)	8,874,957	9,663,847
FNMA, 5.00%, 8/1/35(2)	4,668,660	4,983,088
FNMA, 5.50%, 1/1/36(2)	20,145,145	21,905,409
FNMA, 5.00%, 2/1/36(2)	2,300,996	2,455,965
FNMA, 5.50%, 4/1/36(2)	6,249,180	6,795,228
FNMA, 5.00%, 5/1/36(2)	11,189,694	11,943,306
FNMA, 5.50%, 12/1/36(2)	5,095,063	5,525,139
FNMA, 5.50%, 2/1/37(2)	17,905,134	19,416,512
FNMA, 6.50%, 8/1/37(2)	1,676,547	1,884,391
FNMA, 6.00%, 9/1/37	7,034,435	7,739,438
FNMA, 6.00%, 11/1/37	28,523,941	31,516,365
FNMA, 6.00%, 9/1/38	2,175,144	2,375,127
FNMA, 6.00%, 11/1/38	2,439,443	2,663,727
FNMA, 4.50%, 2/1/39	10,019,266	10,391,757
FNMA, 4.50%, 4/1/39	3,471,832	3,613,925
FNMA, 4.50%, 5/1/39	7,975,856	8,302,287
FNMA, 4.50%, 10/1/39	9,768,663	10,168,469
FNMA, 4.50%, 3/1/40	9,389,417	9,756,096

Government Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

FNMA, 4.00%, 10/1/40	$ 8,801,385	$ 8,827,558
FNMA, 4.50%, 11/1/40	8,018,062	8,331,187
FNMA, 4.00%, 12/1/40	9,831,534	9,842,337
FNMA, 6.50%, 6/1/47(2)	134,349	150,711
FNMA, 6.50%, 8/1/47(2)	356,545	399,967
FNMA, 6.50%, 8/1/47(2)	543,639	609,846
FNMA, 6.50%, 9/1/47(2)	43,150	48,405
FNMA, 6.50%, 9/1/47(2)	158,913	178,266
FNMA, 6.50%, 9/1/47(2)	247,152	277,251
FNMA, 6.50%, 9/1/47(2)	352,185	395,076
FNMA, 6.50%, 9/1/47(2)	710,640	797,185
FNMA, 6.00%, 4/1/48(2)	3,202,394	3,486,816
GNMA, 4.50%, settlement date 7/15/11(3)	17,000,000	17,940,304
GNMA, 5.50%, 12/20/38	14,634,879	16,105,226
GNMA, 6.00%, 1/20/39	3,005,283	3,324,907
GNMA, 5.00%, 3/20/39	17,040,303	18,541,093
GNMA, 5.50%, 3/20/39	5,175,941	5,695,962
GNMA, 5.50%, 4/20/39	8,783,072	9,665,496
GNMA, 5.00%, 12/15/39	12,476,358	13,592,082
GNMA, 5.00%, 8/20/40	17,781,573	19,336,536
GNMA, 4.00%, 11/20/40	21,883,409	22,257,250
GNMA, 4.00%, 12/15/40	3,955,232	4,035,161
		539,787,772
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $533,003,336)		555,593,670
U.S. TREASURY SECURITIES — 34.0%
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	6,250,000	8,581,544
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	14,247,000	20,375,433
U.S. Treasury Bonds, 7.125%, 2/15/23(2)	10,700,000	14,483,456
U.S. Treasury Bonds, 6.625%, 2/15/27(2)	4,500,000	5,952,658
U.S. Treasury Bonds, 5.50%, 8/15/28(2)	3,000,000	3,560,625
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	6,000,000	6,922,500
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	4,000,000	3,436,252
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	8,500,000	8,339,299
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	11,200,000	11,208,747
U.S. Treasury Bonds, 4.625%, 2/15/40(2)	14,000,000	14,603,750
U.S. Treasury Bonds, 4.25%, 11/15/40(2)	1,500,000	1,466,484
U.S. Treasury Bonds, 4.75%, 2/15/41(2)	3,000,000	3,189,375
U.S. Treasury Bonds, 4.375%, 5/15/41(2)	3,200,000	3,195,987
U.S. Treasury Notes, 4.125%, 8/31/12(2)	5,650,000	5,904,691
U.S. Treasury Notes, 1.375%, 9/15/12(2)	5,000,000	5,066,015
U.S. Treasury Notes, 1.375%, 10/15/12(2)	13,900,000	14,092,209
U.S. Treasury Notes, 1.375%, 11/15/12(2)	2,300,000	2,333,242
U.S. Treasury Notes, 0.50%, 11/30/12(2)	5,550,000	5,563,875
U.S. Treasury Notes, 1.375%, 1/15/13(2)	1,300,000	1,320,110
U.S. Treasury Notes, 1.25%, 2/15/14(2)	27,000,000	27,392,337
U.S. Treasury Notes, 1.25%, 3/15/14(2)	32,000,000	32,460,032
U.S. Treasury Notes, 1.25%, 4/15/14(2)	5,000,000	5,069,925
U.S. Treasury Notes, 1.875%, 4/30/14(2)	25,000,000	25,779,300
U.S. Treasury Notes, 2.375%, 8/31/14(2)	13,000,000	13,600,236

Government Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

U.S. Treasury Notes, 2.125%, 11/30/14(2)	$ 13,000,000	$ 13,481,403
U.S. Treasury Notes, 2.625%, 12/31/14(2)	17,000,000	17,916,402
U.S. Treasury Notes, 2.125%, 12/31/15(2)	25,000,000	25,656,250
U.S. Treasury Notes, 2.00%, 1/31/16(2)	11,000,000	11,209,693
U.S. Treasury Notes, 2.00%, 4/30/16(2)	15,000,000	15,219,090
U.S. Treasury Notes, 4.875%, 8/15/16(2)	14,000,000	16,130,632
U.S. Treasury Notes, 3.25%, 12/31/16(2)	5,000,000	5,331,250
U.S. Treasury Notes, 4.75%, 8/15/17(2)	11,950,000	13,736,895
U.S. Treasury Notes, 4.00%, 8/15/18(2)	12,085,000	13,310,492
U.S. Treasury Notes, 3.625%, 2/15/20(2)	15,000,000	15,857,820
U.S. Treasury Notes, 3.625%, 2/15/21(2)	17,500,000	18,235,542
U.S. Treasury Notes, 3.125%, 5/15/21(2)	10,000,000	9,965,660
TOTAL U.S. TREASURY SECURITIES
(Cost $406,145,376)		419,949,211
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 14.5%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 4.5%
FHLMC, 2.875%, 2/9/15(2)	13,000,000	13,696,267
FHLMC, 2.50%, 5/27/16(2)	7,000,000	7,184,009
FHLMC, 5.00%, 2/16/17(2)	5,000,000	5,712,300
FHLMC, 4.875%, 6/13/18(2)	5,000,000	5,687,995
FNMA, 1.625%, 10/26/15	2,120,000	2,112,167
FNMA, 5.00%, 2/13/17(2)	7,000,000	7,998,564
FNMA, 5.375%, 6/12/17(2)	3,500,000	4,076,726
FNMA, 6.625%, 11/15/30(2)	6,000,000	7,595,766
		54,063,794
GOVERNMENT-BACKED CORPORATE BONDS(4) — 10.0%
Ally Financial, Inc., 1.75%, 10/30/12(2)	14,000,000	14,240,478
Ally Financial, Inc., 2.20%, 12/19/12(2)	5,150,000	5,282,551
Bank of America Corp., 2.10%, 4/30/12(2)	3,500,000	3,555,594
Bank of America Corp., 3.125%, 6/15/12(2)	18,800,000	19,318,542
Citigroup Funding, Inc., 2.125%, 7/12/12(2)	4,000,000	4,078,612
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,039,288
Citigroup Funding, Inc., 1.875%, 11/15/12(2)	8,000,000	8,149,248
General Electric Capital Corp., 2.625%, 12/28/12(2)	7,415,000	7,640,824
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(2)	5,000,000	5,141,515
John Deere Capital Corp., 2.875%, 6/19/12(2)	3,950,000	4,051,353
JPMorgan Chase & Co., 2.20%, 6/15/12(2)	17,500,000	17,822,857
JPMorgan Chase & Co., 2.125%, 12/26/12(2)	5,000,000	5,121,270
Morgan Stanley, 1.95%, 6/20/12(2)	10,000,000	10,161,080
State Street Corp., 2.15%, 4/30/12(2)	7,500,000	7,621,117
U.S. Bancorp., 1.80%, 5/15/12	10,000,000	10,141,730
		124,366,059
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $174,404,382)		178,429,853
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 10.8%
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.49%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(2)	754,019	754,392
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	5,260,000	5,564,561
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	5,000,000	5,210,923
FHLMC, Series 2706, Class EB, 5.00%, 9/15/20(2)	1,615,575	1,644,124

Government Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/Shares	Value

FHLMC, Series 2779, Class FM SEQ, VRN, 0.54%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(2)	$ 1,167,659	$ 1,169,529
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	8,813,000	9,317,102
FHLMC, Series 2824, Class LB, SEQ, 4.50%, 7/15/24	5,400,000	5,824,499
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	13,500,000	14,419,395
FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/11	5,408,778	5,449,627
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	1,322,696	1,329,647
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	3,654,752	3,675,347
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(2)	948,615	989,736
FNMA, Series 2003-42, Class FK, VRN, 0.59%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	1,200,857	1,203,635
FNMA, Series 2003-43, Class LF, VRN, 0.54%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(2)	2,401,343	2,405,590
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.59%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	1,381,826	1,383,905
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	7,800,000	8,233,012
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	9,300,000	10,032,872
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	5,485,000	5,883,175
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	9,137	9,134
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	11,887,523	12,705,831
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/11	1,315,556	1,319,579
FNMA, Series 2010-39, Class VN SEQ, 5.00%, 10/25/39	8,900,000	9,593,930
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(2)	12,000,000	13,063,120
GNMA, Series 2007-5, Class FA, VRN, 0.33%, 7/20/11, resets monthly off the 1-month LIBOR plus 0.14% with no caps of 7.50%	4,703,356	4,679,809
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	5,000,000	5,222,908
NCUA Guaranteed Notes, Series 2010 C1, Class A2 SEQ, 2.90%, 10/29/20	2,075,000	2,072,770
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $128,938,635)		133,158,152
TEMPORARY CASH INVESTMENTS — 3.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	10,210,789	10,210,789
Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 4.375%, 11/15/39, valued at $12,206,522), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $11,930,156)		11,930,156
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 5/15/20, valued at $10,143,687), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $9,941,797)		9,941,797
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 1.375%, 9/15/12, valued at $12,170,055), in a joint trading account at 0.00%, dated 6/30/11, due 7/1/11 (Delivery value $11,930,157)		11,930,157
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $44,012,899)		44,012,899
TOTAL INVESTMENT SECURITIES — 108.0%
(Cost $1,286,504,628)		1,331,143,785
OTHER ASSETS AND LIABILITIES(5) — (8.0)%		(98,135,057)
TOTAL NET ASSETS — 100.0%		$1,233,008,728

Government Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
354	U.S. Long Bond	September 2011	$43,553,063	$(216,515)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,138	U.S. Treasury 2-Year Notes	September 2011	$249,613,188	$(642,686)

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
NCUA	-	National Credit Union Administration
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $379,308,000.
(3)	Forward commitment.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(5)	Amount relates to payable for securities purchased open at period end.

Government Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio hold

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$555,593,670	–
U.S. Treasury Securities	–	419,949,211	–
U.S. Government Agency Securities and Equivalents	–	178,429,853	–
Collateralized Mortgage Obligations	–	133,158,152	–
Temporary Cash Investments	$10,210,789	33,802,110	–
Total Value of Investment Securities	$10,210,789	$1,320,932,996	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(859,201)	–	–

Government Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,286,778,754
Gross tax appreciation of investments	$46,905,714
Gross tax depreciation of investments	(2,540,683)
Net tax appreciation (depreciation) of investments	$44,365,031

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation-Adjusted Bond Fund

June 30, 2011

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES — 87.6%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$ 209,084,586	$ 240,447,274
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	148,217,328	162,078,020
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	113,950,669	129,983,870
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	46,743,876	48,964,210
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	128,257,847	169,019,859
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	73,041,822	84,956,769
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	153,842,845	210,957,001
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	23,229,378	30,753,512
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)	70,622,807	76,813,320
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(1)	95,101,126	103,258,996
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	83,339,214	86,985,304
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	50,649,256	52,168,734
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	59,421,289	63,158,353
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	172,804,464	186,264,377
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	44,102,880	46,800,741
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	139,480,404	152,186,232
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	177,073,583	192,083,402
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	126,405,258	131,876,204
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	112,649,605	124,240,235
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	138,646,659	154,103,543
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	115,647,420	118,249,487
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	111,393,842	127,511,194
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	101,588,123	115,913,673
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	60,877,476	70,822,360
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	116,776,489	128,463,246
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	15,593,444	16,931,066
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	90,926,472	103,308,111
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	51,718,503	57,835,819
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	107,333,160	115,081,326
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)	126,434,928	133,714,798
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(1)	185,437,639	192,521,913
TOTAL U.S. TREASURY SECURITIES
(Cost $3,363,158,012)		3,627,452,949
CORPORATE BONDS — 4.9%
AEROSPACE & DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19(1)	900,000	932,864
Lockheed Martin Corp., 4.25%, 11/15/19(1)	3,000,000	3,081,888
		4,014,752
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19	3,120,000	3,798,341
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)	4,030,000	4,444,348
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	2,440,000	2,601,860
		10,844,549
CAPITAL MARKETS — 0.5%
Credit Suisse (New York), 5.50%, 5/1/14(1)	3,710,000	4,076,362
Credit Suisse (New York), 5.30%, 8/13/19(1)	3,240,000	3,452,256
Credit Suisse AG, 5.40%, 1/14/20(1)	980,000	993,207
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	3,980,000	4,635,295
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	2,000,000	2,067,578

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Morgan Stanley, 4.20%, 11/20/14(1)	$ 3,230,000	$ 3,355,867
Morgan Stanley, 7.30%, 5/13/19(1)	3,190,000	3,621,062
		22,201,627
CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16(1)	3,480,000	3,460,738
COMMERCIAL BANKS — 0.1%
PNC Bank N.A., 6.00%, 12/7/17(1)	1,200,000	1,348,687
PNC Funding Corp., 3.625%, 2/8/15(1)	980,000	1,032,678
		2,381,365
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	2,675,000	2,836,123
CONSUMER FINANCE(2)
John Deere Capital Corp., 4.90%, 9/9/13(1)	1,500,000	1,628,586
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Bank of America Corp., 6.50%, 8/1/16(1)	4,570,000	5,099,818
Citigroup, Inc., 6.01%, 1/15/15(1)	4,340,000	4,778,041
General Electric Capital Corp., 3.75%, 11/14/14(1)	4,640,000	4,913,649
General Electric Capital Corp., 5.625%, 9/15/17(1)	200,000	220,967
General Electric Capital Corp., 6.00%, 8/7/19(1)	1,350,000	1,496,351
General Electric Capital Corp., 4.375%, 9/16/20(1)	1,200,000	1,187,669
		17,696,495
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc., 6.70%, 11/15/13(1)	1,820,000	2,041,603
AT&T, Inc., 6.55%, 2/15/39(1)	3,250,000	3,576,609
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	2,320,000	2,558,041
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	1,560,000	2,027,624
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	3,900,000	4,605,919
Verizon Communications, Inc., 6.10%, 4/15/18(1)	3,970,000	4,553,515
		19,363,311
ELECTRIC UTILITIES — 0.1%
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	1,950,000	1,994,169
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	2,600,000	2,801,139
		4,795,308
FOOD & STAPLES RETAILING — 0.2%
Wal-Mart Stores, Inc., 3.25%, 10/25/20(1)	5,280,000	5,029,274
Wal-Mart Stores, Inc., 4.25%, 4/15/21(1)	1,850,000	1,891,240
		6,920,514
FOOD PRODUCTS — 0.3%
Kraft Foods, Inc., 6.125%, 2/1/18(1)	2,450,000	2,821,045
Kraft Foods, Inc., 5.375%, 2/10/20(1)	6,970,000	7,628,059
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	1,300,000	1,352,870
		11,801,974
HEALTH CARE EQUIPMENT & SUPPLIES(2)
Stryker Corp., 3.00%, 1/15/15(1)	1,450,000	1,509,017
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17(1)	2,970,000	3,292,768
INSURANCE(2)
Prudential Financial, Inc., 2.75%, 1/14/13(1)	1,300,000	1,326,920
INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	4,390,000	4,100,449

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

MEDIA — 0.6%
Comcast Corp., 5.90%, 3/15/16(1)	$ 1,880,000	$ 2,141,305
Comcast Corp., 5.15%, 3/1/20(1)	3,970,000	4,279,267
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	3,300,000	3,449,536
NBCUniversal Media LLC, 5.15%, 4/30/20(1)(3)	2,000,000	2,114,204
NBCUniversal Media LLC, 4.375%, 4/1/21(3)	3,600,000	3,566,859
News America, Inc., 6.90%, 8/15/39(1)	3,630,000	4,010,475
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	1,210,000	1,407,882
Time Warner, Inc., 4.875%, 3/15/20(1)	3,270,000	3,390,071
		24,359,599
METALS & MINING — 0.1%
Anglo American Capital plc, 4.45%, 9/27/20(1)(3)	630,000	640,845
Barrick Finance LLC, 4.40%, 5/30/21(3)	3,000,000	2,989,887
Newmont Mining Corp., 6.25%, 10/1/39(1)	1,980,000	2,062,206
		5,692,938
MULTI-UTILITIES — 0.2%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	3,250,000	3,773,731
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,820,000	2,031,954
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	1,367,000	1,408,781
PG&E Corp., 5.75%, 4/1/14(1)	1,380,000	1,523,836
Sempra Energy, 6.50%, 6/1/16(1)	1,250,000	1,448,477
		10,186,779
OIL, GAS & CONSUMABLE FUELS — 0.6%
Chevron Corp., 3.95%, 3/3/14	2,440,000	2,630,369
ConocoPhillips, 4.75%, 2/1/14(1)	5,990,000	6,538,187
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	2,500,000	2,622,265
Enterprise Products Operating LLC, 5.20%, 9/1/20(1)	2,000,000	2,111,338
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	3,930,000	4,139,178
Shell International Finance BV, 4.30%, 9/22/19(1)	3,240,000	3,406,432
Talisman Energy, Inc., 7.75%, 6/1/19(1)	1,700,000	2,073,789
Williams Partners LP, 4.125%, 11/15/20(1)	1,690,000	1,624,205
		25,145,763
PAPER & FOREST PRODUCTS(2)
International Paper Co., 9.375%, 5/15/19(1)	840,000	1,073,699
PHARMACEUTICALS — 0.1%
Abbott Laboratories, 5.30%, 5/27/40(1)	940,000	947,733
Roche Holdings, Inc., 6.00%, 3/1/19(1)(3)	2,130,000	2,456,557
		3,404,290
SOFTWARE — 0.3%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	4,800,000	5,004,014
Oracle Corp., 5.75%, 4/15/18(1)	5,000,000	5,727,545
		10,731,559
SPECIALTY RETAIL — 0.1%
Lowe's Cos., Inc., 2.125%, 4/15/16(1)	3,310,000	3,298,312
WIRELESS TELECOMMUNICATION SERVICES(2)
America Movil SAB de CV, 5.00%, 3/30/20(1)	1,350,000	1,414,174
TOTAL CORPORATE BONDS
(Cost $194,606,434)		203,481,609

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 3.8%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	$ 7,200,000	$ 7,636,746
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.37%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(3)	8,186,174	7,599,410
GE Capital Commercial Mortgage Corp., Series 2005 C3, Class A5, VRN, 4.98%, 7/1/11(1)	3,900,000	3,920,233
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	6,760,000	6,843,825
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 7/1/11(1)	4,450,000	4,756,156
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	11,384,000	11,473,714
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 7/1/11(1)	11,875,000	12,850,094
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	8,750,000	9,224,565
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	13,475,000	14,369,621
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(1)	12,500,000	13,187,358
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A4, VRN, 5.32%, 7/11/11(1)	8,650,000	9,319,928
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class A4 SEQ, 4.95%, 9/15/30(1)	3,000,000	3,242,902
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 7/11/11(1)	7,500,000	7,750,210
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class A4 SEQ, VRN, 5.20%, 7/11/11(1)	10,000,000	10,852,708
LB-UBS Commercial Mortgage Trust, Series 2005 C7, Class AM SEQ, VRN, 5.26%, 7/11/11(1)	6,500,000	6,767,012
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.49%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(3)	8,892,721	8,717,716
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(1)	6,600,000	6,868,719
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 7/1/11(1)	11,675,000	12,004,118
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $157,304,464)		157,385,035
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 3.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	7,305,933	7,579,347
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	7,289,426	7,605,776
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	4,873,495	4,913,231
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32(1)	5,491,883	5,773,647
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33(1)	7,500,000	7,739,167
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	6,978,944	7,359,283
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	8,760,930	9,149,459

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

PHHMC Mortgage Pass Through Certificates, Series 2007-6, Class A1, VRN, 6.14%, 7/1/11	$ 6,213,377	$ 6,495,698
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 7/1/11	5,691,468	5,727,151
Wamu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(1)	6,836,533	7,227,723
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-11, Class 1A10 SEQ, 4.75%, 10/25/18(1)	9,007,487	9,286,769
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	7,179,213	7,440,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	7,269,263	7,667,448
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	6,015,415	6,266,267
		100,231,922
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	17,900,000	19,307,135
FHLMC, Series 3794, Class LB SEQ, 3.50%, 1/15/26	7,665,877	7,273,400
		26,580,535
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $126,671,909)		126,812,457
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	1,710,000	1,871,133
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	295,000	297,307
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	1,750,000	1,854,878
TOTAL MUNICIPAL SECURITIES
(Cost $3,752,680)		4,023,318
SOVEREIGN GOVERNMENTS & AGENCIES — 0.1%
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(1)
(Cost $3,347,521)	3,280,000	3,340,775
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $3,848,841,020)		4,122,496,143
OTHER ASSETS AND LIABILITIES — 0.5%		18,669,344
TOTAL NET ASSETS — 100.0%		$4,141,165,487

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,161	U.S. Long Bond	September 2011	$142,839,281	$(710,097)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
3,557	U.S. Treasury 2-Year Notes	September 2011	$780,205,719	$(2,008,816)

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SWAP AGREEMENTS

Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
TOTAL RETURN
$44,200,000	Pay a fixed rate equal to 1.13 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	$ (381,167)
32,000,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2015.	–	(132,594)
1,075,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2016.	–	17,128
38,900,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2016.	–	576,692
24,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(907,144)
4,000,000	Pay a fixed rate equal to 0.21 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2018.	–	36,792
8,700,000	Pay a fixed rate equal to 0.25 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2019.	–	80,755
32,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	–	13,837
50,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	348,377
24,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	133,090
4,500,000	Pay a fixed rate equal to 0.37 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2022.	–	68,201
58,300,000	Pay a fixed rate equal to 1.77 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(1,203,808)
7,600,000	Pay a fixed rate equal to 0.81 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires February 2030.	–	(120,649)
12,520,000	Pay a fixed rate equal to 1.44 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2041.	–	120,308
		–	$(1,350,182)

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

Notes to Schedule of Investments
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $927,186,000.
(2)	Category is less than 0.05% of total net assets.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $28,085,478, which represented 0.7% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$3,627,452,949	–
Corporate Bonds	–	203,481,609	–
Commercial Mortgage-Backed Securities	–	157,385,035	–
Collateralized Mortgage Obligations	–	126,812,457	–
Municipal Securities	–	4,023,318	–
Sovereign Governments & Agencies	–	3,340,775	–
Total Value of Investment Securities	–	$4,122,496,143	–
Other Financial Instruments
Futures Contracts	$(2,718,913)	–	–
Swap Agreements	–	$(1,350,182)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(2,718,913)	$(1,350,182)	–

Inflation-Adjusted Bond – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,853,219,252
Gross tax appreciation of investments	$272,932,735
Gross tax depreciation of investments	(3,655,844)
Net tax appreciation (depreciation) of investments	$269,276,891

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short-Term Government Fund

June 30, 2011

Short-Term Government – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES — 54.6%
U.S. Treasury Notes, 1.875%, 6/15/12(1)	$ 50,000,000	$ 50,791,050
U.S. Treasury Notes, 0.375%, 8/31/12(1)	20,000,000	20,028,920
U.S. Treasury Notes, 1.375%, 9/15/12(1)	25,000,000	25,330,075
U.S. Treasury Notes, 1.375%, 10/15/12(1)	14,600,000	14,801,889
U.S. Treasury Notes, 1.375%, 11/15/12(1)	106,500,000	108,039,245
U.S. Treasury Notes, 0.50%, 11/30/12(1)	10,150,000	10,175,375
U.S. Treasury Notes, 1.375%, 1/15/13(1)	32,000,000	32,495,008
U.S. Treasury Notes, 1.375%, 3/15/13(1)	45,000,000	45,740,115
U.S. Treasury Notes, 1.375%, 5/15/13(1)	10,000,000	10,174,270
U.S. Treasury Notes, 0.75%, 9/15/13(1)	13,000,000	13,060,944
U.S. Treasury Notes, 1.25%, 2/15/14(1)	37,000,000	37,537,647
U.S. Treasury Notes, 1.25%, 3/15/14(1)	50,000,000	50,718,800
U.S. Treasury Notes, 1.875%, 4/30/14(1)	10,000,000	10,311,720
U.S. Treasury Notes, 0.75%, 6/15/14(1)	11,000,000	10,985,392
U.S. Treasury Notes, 2.375%, 8/31/14(1)	5,000,000	5,230,860
U.S. Treasury Notes, 2.625%, 12/31/14(1)	2,500,000	2,634,765
U.S. Treasury Notes, 1.25%, 9/30/15(1)	5,000,000	4,966,015
U.S. Treasury Notes, 2.00%, 4/30/16(1)	1,500,000	1,521,909
TOTAL U.S. TREASURY SECURITIES
(Cost $450,919,857)		454,543,999
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 31.6%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 13.7%
FDIC Structured Sale Guaranteed Notes, Series A1, 1.06%, 10/25/11(2)	3,000,000	2,998,458
FHLB, 3.625%, 10/18/13(1)	2,000,000	2,135,338
FHLMC, 2.125%, 9/21/12(1)	17,000,000	17,370,549
FHLMC, 0.625%, 12/28/12	10,000,000	10,035,730
FHLMC, 1.625%, 4/15/13(1)	15,000,000	15,313,770
FHLMC, 1.00%, 8/27/14(3)	12,000,000	11,972,085
FHLMC, 2.875%, 2/9/15(1)	23,000,000	24,231,857
FHLMC, 1.75%, 9/10/15	12,100,000	12,157,644
FHLMC, 2.50%, 5/27/16(1)	6,000,000	6,157,722
FNMA, 1.00%, 9/23/13	10,000,000	10,083,330
		112,456,483
GOVERNMENT-BACKED CORPORATE BONDS(4) — 17.9%
Ally Financial, Inc., 1.75%, 10/30/12(1)	13,000,000	13,223,301
Ally Financial, Inc., 2.20%, 12/19/12(1)	9,500,000	9,744,511
Bank of America Corp., 2.10%, 4/30/12(1)	5,000,000	5,079,420
Bank of America Corp., 3.125%, 6/15/12(1)	17,000,000	17,468,894
Citibank N.A., 1.75%, 12/28/12(1)	10,000,000	10,189,150
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,098,220
General Electric Capital Corp., 2.625%, 12/28/12(1)	14,780,000	15,230,125
Goldman Sachs Group, Inc. (The), 2.15%, 3/15/12(1)	10,000,000	10,138,830
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)	6,500,000	6,683,970
John Deere Capital Corp., 2.875%, 6/19/12(1)	5,000,000	5,128,295
JPMorgan Chase & Co., 2.125%, 6/22/12(1)	10,000,000	10,185,290
JPMorgan Chase & Co., 2.125%, 12/26/12(1)	16,000,000	16,388,064

Short-Term Government – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

Morgan Stanley, 1.95%, 6/20/12(1)	$ 5,000,000	$ 5,080,540
State Street Corp., 2.15%, 4/30/12(1)	5,000,000	5,080,745
U.S. Bancorp., 1.80%, 5/15/12	15,000,000	15,212,595
		149,931,950
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $258,530,069)		262,388,433
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 10.8%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)	6,498,582	6,904,164
FHLMC, Series 2624, Class FE SEQ, VRN, 0.49%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.00%(1)	2,359,542	2,361,747
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.49%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(1)	1,281,832	1,282,466
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	10,558,306	11,197,412
FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17(1)	801,481	824,729
FHLMC, Series 2718, Class FW, VRN, 0.54%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	3,688,260	3,694,623
FHLMC, Series 2779, Class FM SEQ, VRN, 0.54%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	1,167,659	1,169,529
FHLMC, Series 2827, Class F, VRN, 0.54%, 7/15/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	1,394,019	1,395,041
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	6,793,434	7,140,250
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22(1)	6,480,173	6,762,867
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	3,022,199	3,039,229
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(1)	948,615	989,736
FNMA, Series 2003-17, Class FN, VRN, 0.49%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.50%(1)	5,126,826	5,138,209
FNMA, Series 2003-24, Class BF SEQ, VRN, 0.54%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	443,095	443,238
FNMA, Series 2003-29, Class L SEQ, 5.00%, 9/25/30(1)	467,490	474,592
FNMA, Series 2003-35, Class KC SEQ, 4.50%, 4/25/17(1)	399,539	404,887
FNMA, Series 2003-42, Class FK, VRN, 0.59%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(1)	1,801,286	1,805,453
FNMA, Series 2003-43, Class LF, VRN, 0.54%, 7/25/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	2,401,343	2,405,590
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	2,717,000	2,865,816
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	6,200,000	6,544,189
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	5,000,000	5,285,457
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	3,000,000	3,177,463
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	7,200,000	7,767,385
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	4,100,000	4,397,633
FNMA, Series 2005-53, Class WC SEQ, 5.00%, 8/25/18(1)	863,077	879,412
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(1)	265,245	266,990
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(1)	255,552	256,747
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	1,068,916	1,107,005
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $89,584,634)		89,981,859

Short-Term Government – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 2.2%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.7%
FHLMC, VRN, 3.00%, 7/1/11(1)	$ 43,847	$ 44,071
FHLMC, VRN, 2.27%, 9/1/11(1)	134,360	135,648
FHLMC, VRN, 2.76%, 9/1/11(1)	58,865	58,944
FHLMC, VRN, 6.35%, 9/1/11(1)	5,619,621	5,866,662
FHLMC, VRN, 3.28%, 10/3/11(1)	1,438,744	1,513,985
FNMA, VRN, 3.02%, 7/1/11(1)	34,793	35,238
FNMA, VRN, 3.25%, 7/1/11(1)	11,046	11,399
FNMA, VRN, 4.76%, 7/1/11(1)	23,299	23,393
FNMA, VRN, 7.49%, 7/1/11(1)	8,199	8,457
FNMA, VRN, 2.06%, 8/1/11(1)	3,264,839	3,418,894
FNMA, VRN, 2.50%, 8/1/11(1)	8,688	8,722
FNMA, VRN, 1.92%, 9/1/11(1)	58,580	60,880
FNMA, VRN, 2.49%, 9/1/11(1)	19,667	20,722
FNMA, VRN, 2.49%, 9/1/11(1)	1,825,875	1,903,993
FNMA, VRN, 6.175%, 9/1/11(1)	5,810	5,814
FNMA, VRN, 2.29%, 10/3/11(1)	18,938	19,429
FNMA, VRN, 2.77%, 10/3/11(1)	12,404	12,484
FNMA, VRN, 4.11%, 10/3/11(1)	60,815	63,850
FNMA, VRN, 2.05%, 11/1/11(1)	29,700	30,815
FNMA, VRN, 4.15%, 11/1/11(1)	140,320	140,916
FNMA, VRN, 2.43%, 12/1/11(1)	40,688	42,601
FNMA, VRN, 3.57%, 12/1/11(1)	548,678	576,943
FNMA, VRN, 2.25%, 1/2/12(1)	156,295	163,349
FNMA, VRN, 3.875%, 1/2/12(1)	10,699	11,020
FNMA, VRN, 2.26%, 4/2/12(1)	45,971	46,491
FNMA, VRN, 2.325%, 4/2/12(1)	54,224	54,579
FNMA, VRN, 2.75%, 4/2/12(1)	29,628	31,240
FNMA, VRN, 2.20%, 5/1/12(1)	48,587	50,014
FNMA, VRN, 2.81%, 5/1/12(1)	13,392	13,474
GNMA, VRN, 2.625%, 1/2/12(1)	18,908	19,566
GNMA, VRN, 2.375%, 4/2/12(1)	493	511
GNMA, VRN, 3.00%, 4/2/12(1)	70,863	73,641
GNMA, VRN, 3.375%, 7/1/12(1)	13,873	14,468
		14,482,213
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC, 6.50%, 12/1/12(1)	38,163	39,456
FHLMC, 6.00%, 2/1/13(1)	108,019	115,744
FHLMC, 7.00%, 11/1/13(1)	9,807	10,357
FHLMC, 7.00%, 12/1/14(1)	15,516	16,650
FHLMC, 6.00%, 1/1/15(1)	425,131	463,831
FHLMC, 7.50%, 5/1/16(1)	166,627	182,635
FHLMC, 5.50%, 11/1/17(1)	566,182	613,640
FNMA, 8.00%, 5/1/12(1)	4,994	5,180
FNMA, 6.50%, 1/1/13(1)	154,558	159,648
FNMA, 6.50%, 3/1/13(1)	1,946	1,998
FNMA, 6.00%, 6/1/13(1)	19,913	21,738
FNMA, 6.50%, 6/1/13(1)	836	872
FNMA, 6.00%, 1/1/14(1)	8,339	9,103
FNMA, 6.00%, 7/1/14(1)	71,561	78,121

Short-Term Government – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)
Principal Amount/Shares	Value

FNMA, 5.50%, 4/1/16(1)	$ 160,937	$ 174,707
FNMA, 7.00%, 5/1/32(1)	772,453	893,427
FNMA, 7.00%, 6/1/32(1)	77,490	89,762
FNMA, 7.00%, 6/1/32(1)	503,084	581,872
FNMA, 7.00%, 8/1/32(1)	296,312	342,718
GNMA, 9.50%, 11/20/19(1)	8,034	9,507
		3,810,966
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $17,606,114)		18,293,179
TEMPORARY CASH INVESTMENTS — 0.1%
FHLB Discount Notes, 0.00%, 7/1/11(6)	808,000	808,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	45,171	45,171
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $853,171)		853,171
TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $817,493,845)		826,060,641
OTHER ASSETS AND LIABILITIES — 0.7%		5,803,054
TOTAL NET ASSETS — 100.0%		$831,863,695

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
630	U.S. Treasury 5-Years Notes	September 2011	$75,093,047	$539,988

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
724	U.S. Treasury 2-Year Notes	September 2011	$158,804,875	$(408,879)

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for when-issued securities and/or futures contracts. At the period end, the aggregate value of securities pledged was $245,871,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,998,458, which represented 0.4% of total net assets.

Short-Term Government – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

(3)	When-issued security.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(5)	Final maturity date indicated, unless otherwise noted.
(6)	The rate indicated is the yield to maturity at purchase.

Short-Term Government – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio hold

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$454,543,999	–
U.S. Government Agency Securities and Equivalents	–	262,388,433	–
Collateralized Mortgage Obligations	–	89,981,859	–
U.S. Government Agency Mortgage-Backed Securities	–	18,293,179	–
Temporary Cash Investments	$45,171	808,000	–
Total Value of Investment Securities	$45,171	$826,015,470	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$131,109	–	–

Short-Term Government – Schedule of Investments

JUNE 30, 2011 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$817,518,503
Gross tax appreciation of investments	$8,991,479
Gross tax depreciation of investments	(449,341)
Net tax appreciation (depreciation) of investments	$8,542,138

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 25, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 25, 2011